Investment in an Associate (Details Narrative) - USD ($) $ in Thousands			12 Months Ended
	May 04, 2023	Nov. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 19, 2023
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Investment			$ 60,000
Management fee income			3,923	$ 4,656	$ 5,661
Administrative Service [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Management fee income			12
Onkai Inc [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Value conversion	$ 1,500	$ 1,500	$ 3,800
[custom:CapitalStockDiscountRate]		15.00%
Gain (Loss) on Investments				$ 300
Shares owned						1,223,535
Shares owned percentage						24.00%